Document and Entity Information	Mar. 30, 2023
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40844
Entity Registrant Name	Home Plate Acquisition Corporation
Entity Central Index Key	0001863181
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2858172
Entity Address, Address Line One	P.O. Box 1314
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028
City Area Code	917
Local Phone Number	703-2312
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	HPLTU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HPLT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HPLTW
Security Exchange Name	NASDAQ